SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2019
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA

NOTE 16:-SELECTED STATEMENTS OF INCOME DATA

Financial income, net:

	Year ended December 31,
	2019	2018	2017
Financial income, net:

Interest on bank deposits and other	$7,016	$5,279	$3,528
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	3,639	2,304	2,008
Other gain	537	-	-
Gain from sale of available-for-sale marketable securities	-	-	18
Bank charges	(124)	(113)	(89)
Foreign currency translation differences, net	(2,276)	(196)	(635)

	$8,792	$7,274	$4,830